Statements of Net Assets Available for Benefits - EBP 002 - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Assets
Investments, at fair value	$ 6,099,201	$ 0
Investments in S&P Global Inc. Savings Plans Master Trust Fund, at fair value	0	5,395,363
Investments, at contract value	229,518	248,681
Total investments	6,328,719	5,644,044
Self-Directed Accounts	0	55,848
Employer contributions receivable	30,297	35,404
Notes receivable from participants	21,164	21,779
Due from broker on pending trades	6,530	0
Total assets	6,386,710	5,757,075
Net assets available for benefits	$ 6,386,710	$ 5,757,075